UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    February 17, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   10
Form 13F Information Table Value Total:   $97,261,154

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Cadence Systems Inc.              COM        127387108     26,736         7,304,889     SH             SOLE               7,304,889
The McGraw-Hill Companies, Inc.	  COM        580645109     16,958           872,325     SH             SOLE                 872,325
Magma Design Automation Inc.	  COM        559181102      2,924         2,866,778     SH             SOLE               2,866,778
AllianceBernstein Holding L.P.    COM        01881G106      3,588           172,582     SH             SOLE                 172,582
SMART Modular Technologies 	  COM        G82245104        926           601,411     SH             SOLE                 601,411
HSN, Inc.			  COM        404303109      5,976           822,010     SH             SOLE                 822,010
Viacom, Inc.	                  COM        92553P201     26,397         1,384,926     SH             SOLE               1,384,926
Quest Software Inc.		  COM        74834T103     11,271           895,273     SH             SOLE                 895,273
Limited Brands, Inc.		  COM        532716107      1,927           191,954     SH             SOLE                 191,954
Arbitron, Inc		 	  COM        03875Q108        558            41,987     SH             SOLE                  41,987

                            TOTAL                          97,261